INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current:
Total Current	$ (110,901)	$ 121,771
Deferred:
Total Deferred	0	0
Hong Kong
Current:
Total Current	(107,980)	117,535
Deferred:
Total Deferred	0	0
USA
Current:
Total Current	0	0
Deferred:
Total Deferred	0	0
PRC
Current:
Total Current	(2,921)	4,236
Deferred:
Total Deferred	$ 0	$ 0